UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7529

Asian Small Companies Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2006

Item 1. Reports to Stockholders

Asian Small Companies Portfolio as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%
Security	Shares	Value
China — 3.5%
Printing & Packaging — 1.7%
Vision Grande Group Holdings Ltd.	6,642,000	$5,906,930
		$5,906,930
Personal Products — 1.8%
Beauty China Holdings Ltd.	12,255,000	$6,071,983
		$6,071,983
Total China (identified cost $8,091,317)		$11,978,913
Hong Kong — 7.6%
Security	Shares	Value
Hotels, Restaurants & Leisure — 1.8%
Fairwood Holdings Ltd.	7,674,000	$6,161,204
		$6,161,204
Household Durables — 0.8%
Chitaly Holdings Ltd.	5,134,000	$2,613,767
		$2,613,767
Textiles, Apparel & Luxury Goods — 4.8%
Peace Mark Holdings Ltd.	16,714,000	$7,235,647
Ports Design Ltd.	7,332,000	9,382,849
		$16,618,496
Transportation Infrastructure — 0.2%
Hong Kong Aircraft Engineering Co. Ltd.	84,000	$662,876
		$662,876
Total Hong Kong (identified cost $16,378,440)		$26,056,343

India — 7.9%
Security	Shares	Value
Auto Components — 0.8%
Motor Industries Co. Ltd.	38,300	$2,533,410
		$2,533,410
Chemicals — 1.8%
United Phosphorus	1,005,180	$6,126,706
		$6,126,706
Electrical Equipment — 2.8%
ABB Ltd.	61,000	$3,496,241
Siemens India Ltd.	60,500	6,131,548
		$9,627,789
Industrial Conglomerates — 1.5%
Sintex Industries Ltd.	1,200,430	$5,183,550
		$5,183,550
Software — 1.0%
Financial Technologies (India) Ltd.	122,707	$3,545,560
		$3,545,560
Total India (identified cost $13,610,427)		$27,017,015
Indonesia — 0.2%
Security	Shares	Value
Containers & Packaging — 0.2%
PT Dynaplast Tbk	5,065,000	$634,332
		$634,332
Total Indonesia (identified cost $659,215)		$634,332

See notes to financial statements

Asian Small Companies Portfolio as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Malaysia — 7.0%
Security	Shares	Value
Construction Materials — 1.5%
Lafarge Malayan Cement Berhad	26,043,000	$5,222,620
		$5,222,620
Electronic Equipment & Instruments — 1.7%
Uchi Technologies BHD	6,748,000	$5,911,884
		$5,911,884
Health Care Providers & Services — 2.4%
Pantai Holdings BHD	14,916,400	$8,150,819
		$8,150,819
Wireless Telecommunication Services — 1.4%
Digi.Com Berhad(1)	2,059,500	$4,850,774
		$4,850,774
Total Malaysia (identified cost $19,902,218)		$24,136,097
Philippines — 1.1%
Security	Shares	Value
Food Products — 1.1%
Universal Robina Corp.	10,589,200	$3,740,861
		$3,740,861
Total Philippines (identified cost $3,572,478)		$3,740,861
Republic of Korea — 18.8%
Security	Shares	Value
Auto Components — 1.8%
Pyung Hwa Industrial Co. Ltd.	962,250	$6,358,833
		$6,358,833
Chemicals — 1.8%
Youlchon Chemical Co. Ltd.	564,950	$6,021,867
		$6,021,867

Security	Shares	Value
Commercial Services & Supplies — 3.3%
Fursys, Inc.	256,090	$8,499,761
S1 Corp.	65,300	2,718,009
		$11,217,770
Construction & Engineering — 2.1%
Hyundai Engineering & Construction Co.(1)	151,890	$7,309,754
		$7,309,754
Food Products — 1.9%
Binggrae Co. Ltd.	138,990	$6,496,288
		$6,496,288
Hotels, Restaurants & Leisure — 3.0%
Hana Tour Service, Inc.	155,205	$10,132,367
		$10,132,367
Leisure Equipment & Products — 2.0%
Samick Musical Instruments Co. Ltd.	3,556,350	$6,806,287
		$6,806,287
Pharmaceuticals — 2.9%
Hanmi Pharm Co. Ltd.	72,558	$10,094,150
		$10,094,150
Total Republic of Korea (identified cost $42,597,743)		$64,437,316
Singapore — 20.2%
Security	Shares	Value
Air Freight & Logistics — 1.4%
Goodpack Ltd.	4,101,000	$4,742,627
		$4,742,627
Commercial Services & Supplies — 3.4%
Raffles Education Corp. Ltd.	9,483,000	$11,687,561
		$11,687,561
Energy Equipment and Services — 1.6%
Advanced Holdings Ltd.	8,125,000	$5,487,185
		$5,487,185

See notes to financial statements

Asian Small Companies Portfolio as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Food & Staples Retailing — 1.2%
Dairy Farm International Holdings Ltd.	1,137,800	$4,005,056
		$4,005,056
Health Care Equipment & Supplies — 2.1%
LMA International NV(1)	15,636,000	$7,390,041
		$7,390,041
Hotels, Restaurants & Leisure — 1.1%
Raffles Holdings Ltd.	7,871,000	$3,674,902
		$3,674,902
Marine — 2.8%
Ezra Holdings Ltd.	7,538,800	$9,620,893
		$9,620,893
Real Estate — 4.3%
Ascott Group Ltd.	14,075,000	$8,375,491
Hersing Corp. Ltd.	2,946,000	290,757
Keppel Land Ltd.	2,269,000	6,148,133
		$14,814,381
Road & Rail — 1.8%
SMRT Corp. Ltd.	8,894,000	$6,023,956
		$6,023,956
Specialty Retail — 0.5%
Pertama Holdings Ltd.	7,217,000	$1,602,640
		$1,602,640
Total Singapore (identified cost $44,834,353)		$69,049,242
Taiwan — 20.6%
Security	Shares	Value
Commercial Services & Supplies — 1.8%
Taiwan-Sogo Shinkong Security Corp.	8,179,000	$6,015,590
		$6,015,590

Security	Shares	Value
Distributors — 1.9%
Test-Rite International Co.	9,340,266	$6,447,419
		$6,447,419
Electrical Equipment — 5.4%
Chung-Hsin Electric & Machinery MFG. Corp.	9,605,000	$5,599,263
Motech Industries, Inc.	401,000	8,906,058
Silitech Technology Corp.	914,400	4,122,222
		$18,627,543
Electronic Equipment & Instruments — 3.7%
Av Tech Corp.	1,141,000	$5,924,670
Chroma Ate, Inc.	7,027,000	6,772,365
		$12,697,035
Health Care Equipment & Supplies — 3.2%
Johnson Health Tech Co. Ltd.	2,234,000	$10,771,118
		$10,771,118
Hotels, Restaurants & Leisure — 1.8%
Formosa International Hotels Corp.	3,100,000	$6,283,222
		$6,283,222
Leisure Equipment & Products — 0.9%
Asia Optical Co., Inc.	714,000	$3,182,744
		$3,182,744
Machinery — 1.9%
Awea Mechantronic Co. Ltd.	4,184,400	$6,510,357
		$6,510,357
Total Taiwan (identified cost $56,090,695)		$70,535,028
Thailand — 12.6%
Security	Shares	Value
Commercial Services & Supplies — 0.3%
Professional Waste Technology 1999 PCL	38,868,100	$1,081,930
		$1,081,930

See notes to financial statements

Asian Small Companies Portfolio as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Health Care Providers & Services — 0.6%
Bumrungrad Hospital Public Co., Ltd.	2,187,300	$1,868,127
		$1,868,127
Hotels, Restaurants & Leisure — 2.6%
Major Cineplex Public Co. Ltd.	6,648,300	$2,614,634
Minor International PLC	36,907,790	6,267,858
		$8,882,492
Media — 1.3%
Workpoint Entertainment Public Co., Ltd.	7,787,500	$4,514,435
		$4,514,435
Real Estate — 5.9%
Asian Property Development Public Co. Ltd.	42,066,300	$4,554,955
Central Pattana PCL	14,003,900	6,437,259
CPN Retail Growth Property	15,502,400	4,315,240
LPN Development PLC	44,425,900	4,952,030
		$20,259,484
Specialty Retail — 0.4%
It City Public Co. Ltd.	8,651,400	$1,524,456
		$1,524,456
Wireless Telecommunication Services — 1.5%
Total Access Communication PCL(1)	1,467,000	$5,134,500
		$5,134,500
Total Thailand (identified cost $35,555,815)		$43,265,424
Total Common Stocks (identified cost $241,292,701)		$340,850,571
Total Investments — 99.5% (identified cost $241,292,701)		$340,850,571
Other Assets, Less Liabilities — 0.5%		$1,560,755
Net Assets — 100.0%		$342,411,326

Company descriptions are unaudited.

(1)  Non-income producing security.

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
Taiwan	20.7%	$70,535,028
Singapore	20.3	69,049,242
Republic of Korea	18.9	64,437,316
Thailand	12.7	43,265,424
India	7.9	27,017,015
Hong Kong	7.6	26,056,343
Malaysia	7.1	24,136,097
China	3.5	11,978,913
Philipines	1.1	3,740,861
Indonesia	0.2	634,332
	100.0%	$340,850,571

See notes to financial statements

Asian Small Companies Portfolio as of February 28, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2006

Assets
Investments, at value (identified cost, $241,292,701)	$340,850,571
Cash	2,116,222
Foreign currency, at value (identified cost, $1,202,380)	1,201,233
Receivable for investments sold	629,671
Interest and dividends receivable	616,044
Total assets	$345,413,741
Liabilities
Reserve for estimate of capital gains taxes	$1,598,893
Payable for investments purchased	1,118,494
Payable to affiliate for investment advisory fees	205,665
Payable to affiliate for administration fees	63,108
Accrued expenses	16,255
Total liabilities	$3,002,415
Net Assets applicable to investors' interest in Portfolio	$342,411,326
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$242,833,897
Net unrealized appreciation (computed on the basis of identified cost)	99,577,429
Total	$342,411,326

Statement of Operations

For the Six Months Ended
February 28, 2006

Investment Income
Dividends (net of foreign taxes, $189,239)	$3,558,161
Interest	112,001
Total investment income	$3,670,162
Expenses
Investment adviser fee	$943,674
Administration fee	310,941
Trustees' fees and expenses	8,394
Custodian fee	194,210
Legal and accounting services	24,738
Miscellaneous	6,721
Total expenses	$1,488,678
Net investment income	$2,181,484
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$8,173,831
Foreign currency transactions	(337,000)
Net realized gain	$7,836,831
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$61,130,358
Foreign currency	95,802
Net change in unrealized appreciation (depreciation)	$61,226,160
Net realized and unrealized gain	$69,062,991
Net increase in net assets from operations	$71,244,475

See notes to financial statements

Asian Small Companies Portfolio as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
From operations — Net investment income	$2,181,484	$2,341,713
Net realized gain (loss) from investment transactions and foreign currency	7,836,831	(6,191,065)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	61,226,160	42,994,821
Net increase in net assets from operations	$71,244,475	$39,145,469
Capital transactions — Contributions	$111,476,506	$51,983,169
Withdrawals	(11,919,554)	(33,344,069)
Net increase in net assets from capital transactions	$99,556,952	$18,639,100
Net increase in net assets	$170,801,427	$57,784,569
Net Assets
At beginning of period	$171,609,899	$113,825,330
At end of period	$342,411,326	$171,609,899

See notes to financial statements

Asian Small Companies Portfolio as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)		2005	2004	2003	2002	2001
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	1.19	%(1)	1.27%	1.35%	1.52%	1.50%	1.47%
Net expenses after custodian fee reduction	1.19	%(1)	1.27%	1.35%	1.52%	1.47%	1.19%
Net investment income (loss)	1.75	%(1)	1.76%	0.99%	1.52%	(0.24)%	0.58%
Portfolio Turnover	17%		96%	120%	112%	83%	109%
Total Return(2)	30.41%		35.07%	15.00%	32.17%	21.32%	—
Net assets, end of period (000's omitted)	$342,411		$172,286	$113,825	$68,837	$56,247	$44,084

†  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses	—	1.31%	—	—	—	—
Expenses after custodian fee reduction	—	1.31%	—	—	—	—
Net investment income	—	1.72%	—	—	—	—

(1)  Annualized.

(2)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

See notes to financial statements

Asian Small Companies Portfolio as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Asian Small Companies Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 19, 1996. The Portfolio seeks to achieve capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2006, the Eaton Vance Asian Small Companies Fund held an approximate 43.1% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

C  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

D  Income Taxes — The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable country's tax rules and rates.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to capital gains taxes in certain countries in which it invests. At February 28, 2006, the Portfolio had an accrual for capital gains taxes of $1,598,893, of which $1,598,893 is included in the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Capital gains

Asian Small Companies Portfolio as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

taxes paid and accrued for are included in net realized gain (loss) on investments in the Statement of Operations and were $448,914 for the six months ended February 28, 2006.

E  Financial Futures Contracts — Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio may enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

H  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

I  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

K  Interim Financial Statements — The interim financial statements relating to February 28, 2006 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2006, the adviser fee amounted to $943,674. The Adviser has agreed to reduce the investment adviser

Asian Small Companies Portfolio as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

fee by an amount equal to that portion of commissions paid to broker dealers in execution of Portfolio transactions that is consideration for third-party research services. For the six months ended February 28, 2006, the Investment Adviser did not waive a portion of its advisory fee. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2006, the administrative fee amounted to $310,941. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

Trustees of the Portfolio who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2006, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $147,945,035 and $41,335,310 respectively, for the six months ended February 28, 2006.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2006, as computed on a federal income tax basis, are as follows:

Aggregate cost	$241,292,701
Gross unrealized appreciation	$106,824,538
Gross unrealized depreciation	(7,266,668)
Net unrealized appreciation	$99,557,870

The net unrealized appreciation on currency was $19,559.

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2006.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7  Financial Instruments

The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At February 28, 2006, there were no outstanding obligations under these financial instruments.

Eaton Vance Asian Small Companies Fund

INVESTMENT MANAGEMENT

Eaton Vance Asian Small Companies Fund

Officers Thomas E. Faust Jr. President Gregory L. Coleman Vice President James A. Womack Vice President Barbara E. Campbell Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Asian Small Companies Portfolio

Officers
Hon. Robert Lloyd George
President and Trustee
James B. Hawkes
Vice President and Trustee
William Walter Raleigh Kerr
Vice President and Assistant
Treasurer
Cho Yu Kooi
Vice President and
Portfolio Manager
William J. Austin, Jr.
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Edward K.Y. Chen Benjamin C. Esty William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

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Sponsor and Manager of Eaton Vance Asian Small Companies Fund
and Administrator of Asian Small Companies Portfolio

Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Investment Adviser of Asian Small Companies Portfolio
Lloyd George Investment Management (Bermuda) Limited

3808 One Exchange Square
Central, Hong Kong

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Asian Small Companies Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

405-4/06  ASSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

 The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Asian Small Companies Portfolio

By:	/s/Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

	Date:	April 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	April 19, 2006

By:	/s/Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	April 19, 2006